Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

7. Intangible assets, net

Intangible assets, net consists of the following:

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2021	2022	2022	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,856,637	Indefinite
Software and others	16,735,406	18,721,601	2,714,377	3.10
Accumulated amortization	(6,518,422)	(8,771,679)	(1,271,773)
Intangible assets, net	36,816,984	36,549,922	5,299,241
(1)The Group acquired an insurance broker license at a cost of RMB26,000,000 during 2018 and further acquired an insurance sale on line license at a cost of RMB600,000.

Amortization expenses were RMB1,800,749, RMB1,920,299 and RMB2,253,257 (US$326,692) for the years ended December 31, 2020, 2021 and 2022, respectively. The Group expects to record amortization expenses of RMB2,047,902 (US$296,918), RMB1,809,903 (US$262,411), RMB1,555,065 (US$225,463), RMB1,487,874 (US$215,722) and RMB1,231,114 (US$178,495) for the years ending December 31, 2023, 2024, 2025, 2026 and 2027 respectively.